Structured entities (Tables)	12 Months Ended
Dec. 31, 2022
Structured entities
Schedule of interest in unconsolidated structured entities

	2022			2021
	Asset			Asset
	backed	Investment		backed	Investment
	securitisation	funds and		securitisation	funds and
	vehicles	others	Total	vehicles	others	Total
	£m	£m	£m	£m	£m	£m
Trading assets and derivatives
Trading assets	616	137	753	490	117	607
Derivative assets	343	—	343	251	18	269
Derivative liabilities	(388)	(22)	(410)	(170)	(1)	(171)
Total	571	115	686	571	134	705

Non trading assets
Loans to customers	2,431	648	3,079	1,692	361	2,053
Other financial assets	6,334	849	7,183	3,645	379	4,024
Total	8,765	1,497	10,262	5,337	740	6,077

Liquidity facilities/loan commitments	1,723	320	2,043	1,403	135	1,538
Guarantees	—	107	107	—	—	—
Maximum exposure	11,059	2,039	13,098	7,311	1,009	8,320